Related Party Transactions	3 Months Ended
Mar. 31, 2026
Related Parties Transactions [Abstract]
Related party transactions

8 Related party transactions

The main balances and transactions between related parties are presented and described below. Amounts charged include borrowing costs, interest and management fees, when applicable.

Related party (payables) and receivables

	Reimbursement of	Balance sheet position		Statements of income effect
	administrative and funding cost	March 31, 2026	December 31, 2025	March 31, 2026	March 31, 2025
Laguz I Fundo de Investimento (1)	Selic	(149,263)	(147,123)	(5,391)	—
J&F (2)	IPCA	(26,957)	(43,876)	(3,969)	1,639
Flora Produtos de Higiene e Limpeza S.A. (3)	CDI	31,398	41,231	929	—
		(144,822)	(149,768)	(8,432)	1,639

(1)	In May 2025, the indirect subsidiary JBS S.A. acquired tax credit rights from the related party Laguz I Fundo de Investimento through an agreement providing for 26 installments, with final maturity in April 2028. These tax credits originate from a judicial claim related to the export credit premium incentive. The case has already been definitively settled in favor of the taxpayer, and is currently in the final stage of assessment and confirmation of the credit balance. The credit rights were acquired at an approximate discount of 35%, and the credits will be used to offset JBS S.A.’s tax obligations once the case is finalized and the use of the credits is authorized by the relevant regulatory authorities. The credits have been recorded under “Other non-current assets” in the financial statements.

(2)	The net balance payable to J&F S.A. refers to: (i) US$84,929 receivable, arising from the settlement agreement entered into between JBS S.A., J&F S.A., and certain former executives of the Company, which resulted in the definitive termination of the dispute addressed in arbitration proceeding, under which J&F S.A. committed to settle the amount in accordance with the terms and conditions set forth in the agreement; and (ii) US$111,886 payable, related to the purchase of the Araputanga Plant, to be settled in 14 installments, with final maturity in May 2027.

(3)	On December 30, 2024, the indirect subsidiary JBS S.A. entered into an agreement to sell its Hygiene and Beauty operations to its related party, Flora Produtos de Higiene e Limpeza S.A. The transaction includes the selling of assets and operations related to the manufacturing and commercialization of hygiene and beauty products, as per the terms agreed upon by the parties. The transaction was completed on December 31, 2025, for an amount of US$ 57,248, with a remaining receivable balance of US$31,398 recognized under the line item “Related party receivables”.

Other financial transactions in the Group

The Group entered into an agreement with Banco Original, under which Banco Original acquires receivables held against certain domestic and international customers. The assignments are negotiated without recourse, through the definitive transfer of risks and benefits of the receivables to Banco Original. On March 31, 2026, the Group had US$785,140 (US$764,183 as of December 31, 2025) in assigned receivables. For the three-month period ended March 31, 2026, the Group recorded financial costs related to this operation in the amount of US$32,556 (US$26,111 as of March 31, 2025), which were recorded in the financial statements as financial expenses.

On March 31, 2026, the indirect subsidiary JBS S.A and some of its subsidiaries held balances with Banco Original totaling US$424,407 (US$454,781 on December 31, 2025), recorded under cash and cash equivalents. Financial investments, including CDBs (Bank Deposit Certificates) and similar instruments, yield returns equivalent to the CDI (Interbank Deposit Certificate) according to the specified term and investment amount, following market practices. For the three-month period ended March 31, 2026, interest earned from these investments amounted to US$6,549 (US$7,090 as of March 31, 2025), recorded in the financial statements as financial income.

The indirect subsidiary JBS S.A. has cattle purchase commitments for future delivery with certain suppliers, including the related party JBJ Agropecuária (“JBJ”), ensuring the acquisition of cattle at a fixed or adjustable price, without any cash effect on the Company until these commitments mature. Under this forward delivery contract, JBJ has already advanced financing through banks in a reverse factoring arrangement. On March 31, 2026 the balance of this transaction was US$164,071 (US$115,804 on December 31, 2025).

The indirect subsidiary JBS S.A also engages in bovine by-product purchasing operations for rendering activities with Prima Foods S.A.

No expense for expected credit losses relating to related-party transactions were recorded during the period.

Remuneration of key management

Key management personnel consist of the members of the Board of Directors and the Company’s executive officers. Members of the Board of Directors are appointed by contract and have a formal relationship with the Company, but are not entitled to typical corporate benefits associated with an employment relationship. The Company’s executive officers maintain an employment relationship through labor contracts entered into in accordance with the applicable legislation in each country.

The aggregate amount of compensation received by the Company’s key management during the three-month period ended March 31, 2026 and 2025 was:

	2026	2025
Salaries and wages	1,312	2,146
Variable compensation	16,436	19,023
	17,748	21,169